Annual Total Returns - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIP Growth and Income Portfolio - VIP Growth and Income Portfolio - Initial Class
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	33.56%
Annual Return 2014	10.47%
Annual Return 2015	(2.27%)
Annual Return 2016	16.08%
Annual Return 2017	16.90%
Annual Return 2018	(8.98%)
Annual Return 2019	30.05%
Annual Return 2020	7.85%
Annual Return 2021	25.95%
Annual Return 2022	(4.95%)